Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS International Growth VIP

	Shares	Value ($)
Common Stocks 97.0%
Argentina 1.9%
Globant SA* (a)	3,273	299,741
Grupo Supervielle SA (ADR) (b)	3,900	12,519
(Cost $233,925)		312,260
Brazil 1.1%
Pagseguro Digital Ltd. "A"* (a) (Cost $101,848)	3,835	177,599
Canada 10.2%
Agnico Eagle Mines Ltd.	4,961	265,865
Alimentation Couche-Tard, Inc. "B"	5,484	168,057
Brookfield Asset Management, Inc. "A"	9,603	509,923
Canada Goose Holdings, Inc.* (b)	3,651	160,524
Canadian National Railway Co.	2,565	230,315
Gildan Activewear, Inc.	2,368	84,042
Toronto-Dominion Bank	4,393	256,149
(Cost $1,054,078)		1,674,875
China 7.6%
Alibaba Group Holding Ltd. (ADR)*	1,534	256,531
Luckin Coffee, Inc. (ADR)* (b)	3,401	64,619
Minth Group Ltd.	16,870	57,524
Momo, Inc. (ADR)	3,273	101,397
New Oriental Education & Technology Group, Inc. (ADR)*	1,101	121,947
Ping An Healthcare and Technology Co., Ltd. 144A*	2,100	12,332
Ping An Insurance (Group) Co. of China Ltd. "H"	32,500	374,599
Tencent Holdings Ltd.	6,300	265,358
(Cost $919,701)		1,254,307
Finland 0.6%
Sampo Oyj "A" (Cost $115,143)	2,403	95,595
France 13.5%
Airbus SE	1,269	164,753
BNP Paribas SA	1,825	88,886
Capgemini SE	2,189	257,751
EssilorLuxottica SA	648	93,352
LVMH Moet Hennessy Louis Vuitton SE	875	348,226
Orpea	1,064	130,077
SMCP SA 144A*	8,083	112,589
Teleperformance	1,201	260,299
Total SA (b)	5,900	307,654
VINCI SA	2,689	289,512
Vivendi SA	6,086	166,921
(Cost $2,019,641)		2,220,020
Germany 12.9%
adidas AG	317	98,671
Allianz SE (Registered)	1,286	299,742
BASF SE	2,489	174,055
Continental AG	358	45,837
Deutsche Boerse AG	2,754	430,416
Deutsche Post AG (Registered)	2,647	88,440
Evonik Industries AG	6,300	155,894
Fresenius Medical Care AG & Co. KGaA	3,068	206,391
LANXESS AG	2,198	134,395
SAP SE	1,657	194,953
Siemens AG (Registered)	900	96,417
TeamViewer AG*	6,814	183,371
(Cost $2,152,839)		2,108,582
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $54,547)	22,097	154,032
Ireland 1.4%
Kerry Group PLC "A" (Cost $137,174)	2,000	233,981
Japan 9.3%
Daikin Industries Ltd.	2,500	330,708
Fast Retailing Co., Ltd.	500	298,385
Hoya Corp.	2,600	213,109
Kao Corp.	1,100	81,672
Keyence Corp.	400	249,305
Komatsu Ltd.	2,100	48,535
MISUMI Group, Inc.	3,811	90,469
Mitsubishi UFJ Financial Group, Inc.	10,100	51,444
Pigeon Corp.	3,800	157,951
(Cost $1,291,885)		1,521,578
Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $258,766)	6,002	246,406
Luxembourg 0.9%
Eurofins Scientific (b) (Cost $72,573)	327	151,823
Macau 0.9%
Sands China Ltd. (Cost $167,300)	31,600	143,397
Malaysia 0.9%
IHH Healthcare Bhd. (Cost $158,367)	114,000	154,744
Netherlands 3.9%
Adyen NV 144A*	11	7,243
ASML Holding NV	716	177,945
ING Groep NV	16,109	168,751
Koninklijke Philips NV	4,378	203,060
Prosus NV*	1,030	75,610
(Cost $618,332)		632,609
Norway 0.6%
Mowi ASA (Cost $49,096)	4,157	96,120
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $304,732)	19,100	345,624
South Africa 1.0%
Naspers Ltd. "N" (Cost $236,263)	1,030	155,775
Sweden 2.7%
Assa Abloy AB "B"	6,588	146,610
Hexagon AB "B"	1,062	51,151
Nobina AB 144A	22,504	140,981
Spotify Technology SA* (a)	921	104,994
(Cost $432,111)		443,736
Switzerland 9.1%
Alcon, Inc.*	629	36,680
Julius Baer Group Ltd.*	1,380	61,056
Lonza Group AG (Registered)*	1,573	531,720
Nestle SA (Registered)	3,254	352,906
Novartis AG (Registered)	3,148	272,670
Roche Holding AG (Genusschein)	801	233,279
(Cost $978,331)		1,488,311
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $127,110)	21,000	184,877
United Kingdom 6.5%
Clinigen Healthcare Ltd.*	9,300	98,924
Compass Group PLC	6,946	178,768
Experian PLC	13,138	419,494
Farfetch Ltd. "A"* (a)	4,029	34,810
Halma PLC	5,297	128,200
Prudential PLC	11,408	206,492
(Cost $900,475)		1,066,688
United States 6.4%
Activision Blizzard, Inc.	2,538	134,311
EPAM Systems, Inc.*	1,340	244,309
Marsh & McLennan Companies, Inc.	1,769	176,988
MasterCard, Inc. "A"	798	216,713
NVIDIA Corp.	327	56,921
Schlumberger Ltd.	2,557	87,373
Thermo Fisher Scientific, Inc.	438	127,576
(Cost $613,399)		1,044,191
Total Common Stocks (Cost $12,997,636)		15,907,130
Convertible Preferred Stocks 0.1%
United States
Providence Service Corp., 5.5% (c) (Cost $13,600)	136	20,277
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e) (Cost $611,077)	611,077	611,077
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 1.96% (d) (Cost $352,664)	352,664	352,664
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,974,977)	103.0	16,891,148
Other Assets and Liabilities, Net	(3.0)	(492,209)
Net Assets	100.0	16,398,939

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e)
156,436	454,641(f)	—	—	—	7,996	—	611,077	611,077
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 1.96% (d)
148,953	3,144,535	2,940,824	—	—	6,460	—	352,664	352,664
305,389	3,599,176	2,940,824	—	—	14,456	—	963,741	963,741

*		Non-income producing security.
(a)		Listed on the New York Stock Exchange.
(b)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $582,647, which is 3.6% of net assets.
(c)		Investment was valued using significant unobservable inputs.
(d)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)		Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At September 30, 2019 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Convertible Preferred Stocks
Financials	3,078,184	19%
Information Technology	2,676,485	17%
Industrials	2,460,565	15%
Health Care	2,392,662	15%
Consumer Discretionary	2,330,607	15%
Consumer Staples	1,090,687	7%
Communication Services	772,981	5%
Materials	730,209	5%
Energy	395,027	2%
Total	15,927,407	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$312,260	$—	$—	$312,260
Brazil	177,599	—	—	177,599
Canada	1,674,875	—	—	1,674,875
China	544,494	709,813	—	1,254,307
Finland	—	95,595	—	95,595
France	—	2,220,020	—	2,220,020
Germany	183,371	1,925,211	—	2,108,582
Hong Kong	—	154,032	—	154,032
Ireland	—	233,981	—	233,981
Japan	—	1,521,578	—	1,521,578
Korea	—	246,406	—	246,406
Luxembourg	—	151,823	—	151,823
Macau	—	143,397	—	143,397
Malaysia	—	154,744	—	154,744
Netherlands	—	632,609	—	632,609
Norway	—	96,120	—	96,120
Singapore	—	345,624	—	345,624
South Africa	—	155,775	—	155,775
Sweden	104,994	338,742	—	443,736
Switzerland	—	1,488,311	—	1,488,311
Taiwan	—	184,877	—	184,877
United Kingdom	34,810	1,031,878	—	1,066,688
United States	1,044,191	—	—	1,044,191
Preferred Stocks (g)	—	—	20,277	20,277
Short-Term Investments (g)	963,741	—	—	963,741
Total	$5,040,335	$11,830,536	$20,277	$16,891,148

(g)	See Investment Portfolio for additional detailed categorizations.